Expense Example, No Redemption - 1290 High Yield Bond Fund	Mar. 01, 2021 USD ($)
Class A Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 547
Expense Example, No Redemption, 3 Years	892
Expense Example, No Redemption, 5 Years	1,260
Expense Example, No Redemption, 10 Years	2,293
Class T Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	349
Expense Example, No Redemption, 3 Years	702
Expense Example, No Redemption, 5 Years	1,077
Expense Example, No Redemption, 10 Years	2,132
Class I Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	385
Expense Example, No Redemption, 5 Years	717
Expense Example, No Redemption, 10 Years	1,654
Class R Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	127
Expense Example, No Redemption, 3 Years	538
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	$ 2,189